Annual Fund Operating Expenses - PSF PGIM Flexible Managed Portfolio	Apr. 26, 2021
Class I
Operating Expenses:
Management Fees	0.60%
+ Distribution and/or Service Fees (12b-1 Fees)
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.62%
Class III
Operating Expenses:
Management Fees	0.60%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.62%
= Total Annual Portfolio Operating Expenses	0.87%